Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows From Operating Activities
Net loss	$ (21,650,663)	$ (26,295,727)	$ (26,387,336)
Adjustments to reconcile net loss to net cash used in operating activities:
Share based compensation	1,136,430	4,005,629	9,824,157
Depreciation and amortization	1,017,037	866,412	379,798
Impairment loss	47,449
Bad debt expense (recovery)	(11,919)	14,357	65,389
Inventory write down	186,339	76,682
Accretion expense	156,717	168,109	79,628
Government grant			(118,232)
Change in fair value of convertible debt	2,052,000	(661,000)
Debt forgiveness - related party		(48,677)
Gain on sale of subsidiary - related party	(28,329)
Gain on sales and disposal of assets	(46,818)
Changes in operating assets and liabilities:
Trade and other receivables, net	64,278	15,544	(211,231)
Inventories	29,811	(500,187)	(172,377)
Prepaid expenses and other assets	8,771	(239,703)	(53,788)
Accounts payable and accrued liabilities	84,610	720,237	1,650,500
Deferred revenue	(135,724)	(60,521)	173,902
Net cash used in operating activities	(17,090,011)	(21,938,845)	(14,769,590)
Cash Flows From Investing Activities
Proceeds from sale of subsidiary – related party	32,785
Payment for intangible assets – related party	(150,000)	(700,000)
Purchase of property and equipment	(104,949)	(1,198,841)	(658,483)
Sales of property and equipment	23,347
Net cash used in investing activities	(198,817)	(1,898,841)	(658,483)
Cash Flows From Financing Activities
Sale of ordinary shares and warrants	13,764,717	6,392,751	23,865,889
Warrant exercise proceeds			382,500
Proceeds from convertible debt	4,310,000	10,120,000
Repayments of convertible debt	(1,179,833)	(1,100,000)
Payments on silent partnerships		(771,495)
Payments on silent partnerships - related party		(162,255)
Payments on loan payable			(107,027)
Payments of lease liabilities	(295,255)	(252,309)	(197,944)
Net cash provided by financing activities	16,599,629	14,226,692	23,943,418
Effect of changes in exchange rates	(146,056)	(459,856)	(101,112)
Net change in cash	(835,255)	(10,070,850)	8,414,233
Cash at beginning of period	7,070,925	17,141,775	8,727,542
Cash at end of period	6,235,670	7,070,925	17,141,775
Cash Paid For:
Interest expense	198,061	153,580	125,543
Income tax
Non-Cash Investing and Financing Activities
Right of use asset additions	137,403	1,009,638	1,010,299
Acquisition of intangible asset for payable and stock payable		3,271,828
Issuance of ordinary shares for cashless exercise		15,465	6,472
Issuance of ordinary shares for conversion of debt	9,651,393	3,000,000
Reclassification of reserve due to warrants expired	$ 151,110